CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
NET INCOME	$ 25,107	$ 29,745	$ 117,397	$ (37,375)
OTHER COMPREHENSIVE INCOME (LOSS):
Net foreign currency translation adjustment (losses) gains	(3,878)	(14,737)
Net foreign currency translation adjustment (losses) gains			(31,603)	32,895
COMPREHENSIVE INCOME	21,229	15,008	85,794	(4,480)
Less: Comprehensive income (loss) attributable to noncontrolling interest	207	144	328	(179)
COMPREHENSIVE INCOME ATTRIBUTABLE TO GRIFFEY GLOBAL HOLDINGS, INC.	$ 21,022	$ 14,864	$ 85,466	$ (4,301)